Share-Based Compensation - Stock Option Award Vesting and Weighted Average Assumptions (Details) - Stock Options - $ / shares	12 Months Ended			36 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017
Share-based Compensation
Award vesting period	3 years
Award expiration period	10 years
Weighted average assumptions and weighted average fair value of options
Number of options granted (in shares)	362,525	550,527	687,685
Weighted average exercise price (in dollars per share)	$ 86.91	$ 54.97	$ 47.01
Risk-free interest rate (as a percent)	2.55%	1.78%	1.24%
Expected volatility (as a percent)	21.80%	21.72%	21.53%
Expected term (years)	4 years 10 months 24 days	4 years 7 months 6 days	4 years 6 months
Dividend yield (as a percent)	0.63%	0.73%	0.86%
Weighted average fair value (in dollars per share)	$ 19.44	$ 10.85	$ 8.50
Maximum
Share-based Compensation
Award expiration period	10 years
Retirement-eligible employees | Minimum
Share-based Compensation
Required service period for retirement eligible employees	12 months
Retirement-eligible employees | Maximum
Share-based Compensation
Required service period for retirement eligible employees	18 months
Executive officers
Share-based Compensation
Award vesting period				3 years